Note 11 - Right-of-Use Assets and Finance Lease Liabilities - Annual Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Capital lease payments 2019	$ 133,665
Capital lease payments 2020	28,956
Capital lease payments 2021	28,449
Capital lease payments 2022	27,931
Capital lease payments 2023	72,663
Capital lease payments 2024 and thereafter	56,909
Capital lease payments Total	348,573
Less: Amount of interest (MSC Azov, MSC Ajaccio, MSC Amalfi, Leonidio and Kyparissia)	(23,244)
Finance Lease Liability, Excluding Financing Costs	325,329
Less: Financing costs, net	(2,924)
Finance Lease, Liability, Total	$ 322,405	$ 339,332